Notes payable (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about borrowings [abstract]
Summary of Note Payable

	As at December 31,
	2019 RMB’million	2020 RMB’million
Included in non-current liabilities
Notes payable	—	5,175

	—	5,175

Summary of unsecured senior notes
In September, the Company issued two tranches of senior unsecured notes with an aggregate principal amount of US$800 million as set out below.

	Principal amount (USD’million)	Carrying amount at December 31, 2020 (RMB’million)	Interest Rate (per annum)	Due
2025 Notes	300	1,945	1.375%	2025
2030 Notes	500	3,230	2.000%	2030

	800	5,175